COMMITMENTS AND CONTINGENCIES - Capital commitments (Details) item in Thousands, ₽ in Millions	1 Months Ended
	Apr. 30, 2017 item	Dec. 31, 2017 RUB (₽)
Capital commitments
Capital commitment to acquire property, plant and equipment, intangible assets and related costs | ₽		₽ 33,645
Apple Rus LLC [Member]
Capital commitments
Number of iPhone handsets included in the purchase agreement | item	615
Percentage of total purchase installment made		44.00%